Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current Assets
Cash and cash equivalents	$ 82,696	$ 1,239
Account receivables, net	532,940	0
Prepayment, deposit and other receivable	1,381,392	1,169,444
Receivable of disposal subsidiaries	21,000,000	0
Advance to suppliers	434	0
Digital assets consideration receivable	20,020,000	0
Assets related to discontinued operation	0	44,650,193
Total Current Assets	43,017,462	45,820,876
Non-Current Assets
Property and equipment, net	346	0
Prepayment for property and equipment	21,566,906	0
Intangible assets, net	0	0
Long-term investment	1,854,974	2,467,500
Non-current assets of discontinued operations	0	14,649,842
Total Non-Current Assets	23,422,226	17,117,342
Total Assets	66,439,688	62,938,218
Current Liabilities
Accounts payable	528,754	0
Accrued expenses and other current liabilities	1,279,075	74,453
Accrued payroll and welfare	1,329	0
Advance from customers	7,248	0
Due to related parties	70,000	70,500
Convertible debentures	5,287,308	4,998,754
Income tax payable	611	0
Current liabilities of discontinued operations	0	26,804,064
Total Current Liabilities	7,174,325	31,947,771
Non-Current Liabilities
Non-current liabilities of discontinued operations	0	6,375,989
Total Non-Current Liabilities	0	6,375,989
Total Liabilities	7,174,325	38,323,760
Shareholders’ Equity
Common stock, no par value, unlimited shares authorized, 60,712,308 and 6,612,308 shares issued and outstanding, respectively	0	0
Additional paid in capital	127,025,491	79,024,091
Statutory surplus reserve	0	3,176,556
Subscription receivable	(125,000)	(125,000)
Accumulated deficit	(68,281,114)	(54,433,757)
Accumulated other comprehensive income (loss)	645,986	(3,144,036)
Total equity attributable to ZK International Group Co., Ltd.	59,265,363	24,497,854
Equity attributable to non-controlling interests	0	116,604
Total Equity	59,265,363	24,614,458
Total Liabilities and Shareholders’ Equity	$ 66,439,688	$ 62,938,218